Restatement of Previously Issued Unaudited Condensed Financial Statements (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Restatement of Previously Issued Unaudited Condensed Financial Statements [Line Items]
Basic earnings per share	$ 2.37	$ (2.76)	$ 2.92	$ (4.93)
Diluted earnings per share	$ 2.33	$ (2.76)	$ 2.84	$ (4.93)
Previously Reported [Member]
Restatement of Previously Issued Unaudited Condensed Financial Statements [Line Items]
Business combination (in Dollars)	$ 2,300,000		$ 2,300,000
Basic earnings per share	$ 2.56		$ 3.19
Diluted earnings per share	2.51		3.12
Revision of Prior Period, Adjustment [Member]
Restatement of Previously Issued Unaudited Condensed Financial Statements [Line Items]
Basic earnings per share	0.19		0.27
Diluted earnings per share	$ 0.18		$ 0.28